                         CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION

==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending June 25, 2010
==============================================================================

This Report relates to the Due Period ending June 25, 2010 and the related
Payment Dates for the Notes.

A.   Information Regarding the Master Trust portfolio
     -------------------------------------------------

1. Portfolio Yield for the Collateral Certificate .........             8.58%

       Yield Component  ...................................            20.04%

       Discount Component (1)..............................             2.30%

       Credit Loss Component  .............................            11.46%

2. New Purchase Rate  .....................................            20.40%

3. Total Payment Rate  ....................................            20.23%

4. Principal Payment  Rate  ................................           19.21%

5. Aggregate Amount of Receivables in the Trust :

     Principal Receivables Beginning of Due Period  ......  $  70,016,946,935

     Principal Receivables Average  ......................  $  69,699,109,671

     Principal Receivables Lump Sum Addition/(Removal) ...  $               0

     Principal Receivables End of Due Period  ............  $  69,547,039,837

     Finance Charge Receivables - End of Due Period  .....  $     658,964,878

     Discount Receivables - End of Due Period  ...........  $     702,495,092

     Total Finance Charge Receivables - End of Due Period.  $   1,361,459,970

6. Delinquencies (Aggregate outstanding balances in the Accounts that were delinquent by the time periods listed below as of the close of business of the month preceding the Payment Dates, as a percentage of aggregate Receivables as of the last day of the Due Period) :

       Current  ..........................................  $  64,810,752,807
         5-34 days delinquent  ...........................  $   2,228,754,619
        35-64 days delinquent  ...........................  $     985,892,188
        65-94 days delinquent  ...........................  $     792,522,742
       95-124 days delinquent  ...........................  $     697,390,834
      125-154 days delinquent  ...........................  $     738,434,948
      155-184 days delinquent  ...........................  $     644,333,387

      Current  ...........................................             91.42%
         5-34 days delinquent  ...........................              3.14%
        35-64 days delinquent  ...........................              1.39%
        65-94 days delinquent  ...........................              1.12%
       95-124 days delinquent  ...........................              0.98%
      125-154 days delinquent  ...........................              1.04%
      155-184 days delinquent  ...........................              0.91%

(1) The Principal Receivable Discount Percentage for this Due Period is 1%, and the "Discount Component" is included in the reported "Yield Component".

                                      Page 1
                         CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION

==============================================================================
  CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending June 25, 2010
==============================================================================

                                                            Current Due        Current Due
                                                            Period on an       Period on a
                                                            Actual Basis (1)   Standard Basis (1)
B. Information Regarding the Collateral Certificate
   -------------------------------------------------
  (Percentage Basis)

  1. Portfolio Yield                                              8.58%              8.58%
  2. Weighted Average Interest Rate (2)                           2.16%              2.16%
  3. Weighted Average Investor Fee Rates
         Fixed Servicing Fee                                      0.37%              0.37%
         Others                                                   0.02%              0.02%
  4. Surplus Finance Charge Collections                           6.03%              6.03%
  5. Surplus Finance Charge Collections For
     Purposes of Funding Class C Reserve Account                  5.59%              5.59%
  6. Required Surplus Finance Charge Amount                       0.00%              0.00%
  7. Aggregate Surplus Finance Charge Amount                      6.03%              6.03%
     minus Required Surplus Finance Charge Amount

C1. Information Regarding the Collateral Certificate
    ------------------------------------------------
  (Dollars Basis)

  1. Total Investor Collections                        $10,709,660,878                  $10,709,660,878
         Principal Collections                         $ 9,836,897,719                  $ 9,836,897,719
         Finance Charge Collections                    $   872,763,159                  $   872,763,159
         Discount Component/Collections (3)            $    99,991,372                  $    99,991,372
  2. Investor Default Amount                           $   498,538,969                  $   498,538,969
  3. Targeted Deposit to Interest Funding Account (4)  $    92,820,105                  $    92,820,105
  4. Investor Monthly Fees
         Fixed Servicing Fees                          $    15,790,934                  $    15,790,934
         Others                                        $       847,333                  $       847,333
  5. Surplus Finance Charge Collections                $   264,765,818                  $   264,765,818
  6. Required Surplus Finance Charge Collections       $             0                  $             0
  7. Aggregate Surplus Finance Charge Amount           $   264,765,818                  $   264,765,818
     minus Required Surplus Finance Charge Amount

(1)  Values for "Current Due Period on an Actual Basis" reflect, in the case of a first due period close of a tranche of Notes, activity from the close date until the first due period end, or, as in the case of Targeted Deposit to Interest Funding Account and certain fees, until the first Monthly Interest Date. Values for
     "Current Due Period on a Standard Basis" reflect activity for the entire current period, as if all Notes had already been outstanding prior to the first day of such period.
     All percents are based on actual cash revenue or expense for the period, converted to an annualized percent using day count appropriate for the item, either 30/360, actual/360, or actual/actual.
     Depending on the item, cash expenses may accrue
     from May 26, 2010 to June 25, 2010, 31 days, or
     June 7 , 2010 to July 6 , 2010, 30 days (standard basis).
(2)  Defined in the definition section of the Indenture
(3)  The "Discount Component/Collections" are included in the reported "Finance Charge Collections".
(4)  Referenced in sections 501 and 503 of the Indenture

                                      Page 2
                         CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION

==============================================================================
  CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending June 25, 2010
==============================================================================

C2. Information Regarding the Series 2009 Credit Card Participation Certificate*
   ----------------------------------------------------------------------------
   1. Series 2009 Invested Amount as of the end of the Due Period** . $2,280,193,789
   2. Required Subordinated Amount as of the end of the Due Period**  $2,280,193,789
   3. Series 2009 Reallocated Principal Collections for the current
      Due Period*** ................................................. $            0
   4. Series 2009 Reallocated Principal Collections for all prior Due
      Periods ....................................................... $            0

*    The Series 2009 Credit Card Participation Certificate, issued on May 1, 2009, provides credit enhancement to the Collateral Certificate. For more information, see Form 8-K filed with the
     SEC on May 5, 2009 by Citibank Credit Card Issuance Trust.

**   The Series 2009 Invested Amount and Required Subordinated Amount are variable, and each amount currently equals 4.45230% of the Invested Amount of the Collateral Certificate.

***  This amount is included in Finance Charge Collections for the Collateral Certificate. See Section
     C1, line item 1 on Preceding Page.

                                      Page 3
                         CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION

==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending June 25, 2010
==============================================================================
D. Information Regarding Notes of Citiseries
   ----------------------------------------------------
   (Aggregate Basis)

  1a.  Class A Outstanding Dollar Principal Amount   ............   $43,756,839,787
       For all Classes except Class 2001-A3 (Dakota) ............   $38,756,839,787
       For Class 2001-A3 (Dakota) ...............................   $ 5,000,000,000
  1b.  Class B Outstanding Dollar Principal Amount   ............   $ 2,648,000,000
  1c.  Class C Outstanding Dollar Principal Amount   ............   $ 3,809,000,000
  2a.  Targeted Deposit to Class A Interest Funding Account .....   $    67,235,303
  2b.  Targeted Deposit to Class B Interest Funding Account .....   $    12,352,089
  2c.  Targeted Deposit to Class C Interest Funding Account .....   $    13,232,713
  3a.  Balance in the Class A Interest Funding Account  .........   $   168,881,587
  3b   Balance in the Class B Interest Funding Account  .........   $    13,185,422
  3c   Balance in the Class C Interest Funding Account  .........   $    23,322,297
  4a.  Targeted Deposit to Class A Principal Funding Account ....   $ 1,000,000,000
  4b.  Targeted Deposit to Class B Principal Funding Account ....   $             0
  4c.  Targeted Deposit to Class C Principal Funding Account ....   $             0
  5a.  Balance in the Class A Principal Funding Account  ........   $             0
  5b.  Balance in the Class B Principal Funding Account  ........   $             0
  5c.  Balance in the Class C Principal Funding Account  ........   $             0
  6.   Targeted  Deposit to Class C Reserve Account .............   $             0
  7.   Balance in the Class C Reserve Account  ..................   $             0

   Data Applicable to all Classes Except 2001-A3 (Dakota)
   -------------------------------------------------------
  8a.  Maximum enhancement amount available to
       Outstanding Class A Notes from Class B Notes  ............   $ 2,378,615,943
  8b.  As a Percentage of Class A Outstanding
       Dollar Principal Amount  .................................           5.98291%
  8c.  Maximum enhancement amount available to
       Outstanding Class A Notes from Class C Notes  ............   $ 3,171,486,599
  8d.  As a Percentage of Class A Outstanding
       Dollar Principal Amount  .................................           7.97721%
  8e.  Maximum enhancement amount available to
       Outstanding Class B Notes from Class C Notes  ............   $ 3,530,666,578
  8f.  As a Percentage of Class B Outstanding
       Dollar Principal Amount  .................................         133.33333%

   Data Applicable only to Class 2001-A3 (Dakota) (1)
   -------------------------------------------------------
  9a.  Maximum enhancement amount available to Outstanding
       Class 2001-A3 Notes (Dakota) from Class C Notes  .........   $   231,767,500
  9b.  As a Percentage of Class 2001-A3 Notes (Dakota)
       Outstanding Dollar Principal Amount  .....................           4.63535%
  9c.  Maximum enhancement amount available to Outstanding
       Class 2001-A3 Notes (Dakota) from Class B Notes  .........   $             0
  9d.  As a Percentage of Class 2001-A3 Notes (Dakota)
       Outstanding Dollar Principal Amount  .....................           0.00000%

  -----------------------------------------------------------------------------
 (1) All conditions precedent were satisfied for the issuance of new tranches of Dakota CP Notes during Due Period ending June 25, 2010, including the condition that the weighted average remaining life to Expected Principal Payment Date of all Dakota CP Notes be 60 days or less.
                                      Page 4
                         CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION

==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending June 25, 2010
==============================================================================
   Data Applicable to all Classes
   -------------------------------
   10a. Reduction in the Class A Nominal Liquidation
        Amount resulting from an allocation
        of Investor Charge-Offs  ................................   $            0
   10b. Reduction in the Class B Nominal Liquidation
        Amount resulting from an allocation of Investor
        Charge-Offs or a reallocation of Principal
        Collections to pay interest on Class A Notes  ...........   $            0
   10c. Reduction in the Class C Nominal Liquidation
        Amount resulting from an allocation of Investor
        Charge-Offs or a reallocation of Principal
        Collections to pay interest on Class A or Class B Notes .   $            0
   11a. Reimbursement of Class A Nominal Liquidation Amount  ....   $            0
   11b. Reimbursement of Class B Nominal Liquidation Amount  ....   $            0
   11c. Reimbursement of Class C Nominal Liquidation Amount  ....   $            0

E. Information Regarding Distributions to Noteholders of Citiseries
   ----------------------------------------------------------------
   (Aggregate Basis)
   1a. The total amount of the distribution to Class A Noteholders
       on the applicable Payment Dates  .........................   $1,035,701,653
   1b. The total amount of the distribution to Class B Noteholders
       on the applicable Payment Dates  .........................   $   11,518,756
   1c. The total amount of the distribution to Class C Noteholders
       on the applicable Payment Dates  .........................   $    6,036,880
   2a. The amount of the distribution set forth in item 1(a) above
       in respect of principal on the Class A Notes      ........   $1,000,000,000
   2b. The amount of the distribution set forth in item 1(b) above
       in respect of principal on the Class B Notes      ........   $            0
   2c. The amount of the distribution set forth in item 1(c) above
       in respect of principal on the Class C Notes      ........   $            0
   3a. The amount of the distribution set forth in item 1(a) above
       in respect of interest on the Class A Notes       ........   $   35,701,653
   3b. The amount of the distribution set forth in item 1(b) above
       in respect of interest on the Class B Notes       ........   $   11,518,756
   3c. The amount of the distribution set forth in item 1(c) above
       in respect of interest on the Class C Notes       ........   $    6,036,880
   4a. The amount, if any, by which the Adjusted Outstanding
       Dollar  Principal Amount of the Class A Notes exceeds
       the Class A Nominal Liquidation Amount as of the Record
       Date with respect to the applicable Payment Dates   ......   $            0
   4b. The amount, if any, by which the Adjusted Outstanding
       Dollar  Principal Amount of the Class B Notes exceeds
       the Class B Nominal Liquidation Amount as of the Record
       Date with respect to the applicable Payment Dates   ......   $            0
   4c. The amount, if any, by which the Adjusted Outstanding
       Dollar  Principal Amount of the Class C Notes exceeds
       the Class C Nominal Liquidation Amount as of the Record
       Date with respect to the applicable Payment Dates   ......   $            0
                                      Page 5
                         CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION

==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending June 25, 2010
==============================================================================

F. Information Regarding Notes of Citiseries
   -------------------------------------------------------------------------------------------------------
  (The information reported is for the Due Period ending June 25, 2010 and giving effect to all deposits, allocations, reallocations and payments to be made in the month after the end of this Due Period.)
  -------------------------------------------------------------------------------------------------------

   (Individual Tranche Basis)

1a. Outstanding Dollar Principal Amount, Interest Payments and Deposits to
    Interest Funding Sub-Accounts

  Class/          Outstanding     Monthly     Targeted    Actual     Cumulative  Interest     Interest
  Tranche         Dollar          Accretion   Deposit to  Deposit to Shortfall   Funding      Payment
                  Principal                   the         the        In Interest Sub-Account  On Payment
                  Amount                      Interest    Interest   Funding     Balance(2)   Date(3)
                                              Funding     Funding    Sub-Account
                                              Account(1)  Account
--------------- ---------------- ----------- ----------- ----------- ----------- ----------- ------------
Class 2001-A3      5,000,000,000           0   1,529,476   1,529,476           0           0   1,529,476
Class 2001-A4      1,108,750,000           0     517,712     517,712           0           0   1,472,244
Class 2001-A7        420,000,000           0     199,808     199,808           0     392,956           0
Class 2002-A10     1,000,000,000           0     533,058     533,058           0           0     533,058
Class 2002-A4        750,000,000           0     375,550     375,550           0           0     375,550
Class 2002-C2        350,000,000           0   2,027,083   2,027,083           0  10,135,417           0
Class 2003-A10       500,000,000           0     247,622     247,622           0   1,979,167           0
Class 2003-A7        650,000,000           0     337,664     337,664           0           0  13,487,500
Class 2003-C4        300,000,000           0   1,250,000   1,250,000           0   1,250,000           0
Class 2004-A2      1,480,000,000           0     813,691     813,691           0   1,601,954           0
Class 2004-A6        394,508,442           0     118,127     118,127           0           0     383,913
Class 2004-A7      1,200,000,000           0     612,331     612,331           0   1,205,526           0
Class 2004-A8        750,000,000           0     332,200     332,200           0   3,062,500           0
Class 2004-B2        250,000,000           0     139,767     139,767           0           0     139,767
Class 2004-C1        225,000,000           0     187,442     187,442           0           0     187,442
Class 2005-A1        338,581,344           0     148,067     148,067           0     291,199           0
Class 2005-A2        875,000,000           0     361,278     361,278           0  14,145,833           0
Class 2005-A3      1,375,000,000           0     509,899     509,899           0           0     509,899
Class 2005-A4        300,000,000           0     103,313     103,313           0   1,100,000           0
Class 2005-A5        200,000,000           0      72,581      72,581           0     758,333           0
Class 2005-A7        750,000,000           0     217,802     217,802           0   8,906,250           0
Class 2005-A8        875,000,000           0     294,280     294,280           0           0     294,280
Class 2005-A9        500,000,000           0     192,367     192,367           0   4,250,000           0
Class 2005-C1         75,000,000           0     343,750     343,750           0   1,375,000           0
Class 2005-C2        175,000,000           0     127,118     127,118           0           0     127,118
Class 2005-C3        375,000,000           0     237,403     237,403           0           0     237,403
Class 2005-C6        175,000,000           0      99,121      99,121           0           0      99,121
Class 2006-A1        700,000,000           0     233,427     233,427           0     474,634           0
Class 2006-A3        750,000,000           0   3,312,500   3,312,500           0  13,250,000           0
Class 2006-A4      1,300,000,000           0   5,904,167   5,904,167           0  11,808,333           0
Class 2006-A7      1,000,000,000           0   4,463,858   4,463,858           0     497,550           0
Class 2006-A8      1,000,000,000           0   4,171,667   4,171,667           0           0     866,548
Class 2006-C1        500,000,000           0     301,076     301,076           0           0     301,076
Class 2006-C2        200,000,000           0     950,000     950,000           0   1,900,000           0
Class 2006-C3        250,000,000           0     135,600     135,600           0           0     135,600
Class 2007-A10     1,100,000,000           0     782,222     782,222           0           0     782,222
Class 2007-A11     1,200,000,000           0     960,000     960,000           0           0     960,000
Class 2007-A3        665,000,000           0     356,490     356,490           0   3,408,125           0
Class 2007-A4        225,000,000           0     147,574     147,574           0     147,574           0
Class 2007-A6                  0           0   4,507,917   4,507,917           0           0     717,889
Class 2007-A7      3,250,000,000           0   1,826,094   1,826,094           0           0   1,826,094
Class 2007-A8      1,750,000,000           0   8,239,583   8,239,583           0  32,958,333           0
Class 2007-A9        500,000,000           0     368,751     368,751           0           0     368,751
Class 2007-B5        800,000,000           0     647,253     647,253           0           0     647,253
Class 2007-B6        200,000,000           0     833,333     833,333           0   1,666,667           0
Class 2008-A1        900,000,000           0   4,012,500   4,012,500           0  20,062,500           0
Class 2008-A2      1,850,000,000           0   2,308,168   2,308,168           0           0   2,308,168
Class 2008-A5        500,000,000           0   2,020,833   2,020,833           0   6,062,500           0
Class 2008-A6      1,150,000,000           0   1,433,587   1,433,587           0           0   1,433,587
Class 2008-A7        450,000,000           0     624,406     624,406           0           0     624,406
Class 2008-C6        500,000,000           0   2,625,000   2,625,000           0   2,625,000           0
Class 2009-A1      3,000,000,000           0   5,249,225   5,249,225           0           0   5,249,225
Class 2009-A2      1,250,000,000           0   1,978,844   1,978,844           0           0   1,978,844
Class 2009-A3        600,000,000           0   1,350,000   1,350,000           0   1,350,000           0
Class 2009-A4        650,000,000           0   2,654,167   2,654,167           0   2,654,167           0
Class 2009-A5      1,500,000,000           0   2,812,500   2,812,500           0   2,812,500           0
Class 2009-B1        700,000,000           0   8,079,167   8,079,167           0           0   8,079,167
Class 2009-B2        185,000,000           0   2,212,244   2,212,244           0           0   2,212,244
Class 2009-C1        250,000,000           0   4,395,769   4,395,769           0           0   4,395,769
Class 2010-B3        513,000,000           0     440,325     440,325           0           0     440,325
Class 2010-C2        434,000,000           0     553,350     553,350           0           0     553,350
Total             50,213,839,787           0  92,820,105  92,820,105           0 152,132,017  53,257,289

(1) Referenced in sections 501 and 503 of the Indenture
(2) The Interest Funding Sub-Account Balance reflects the Trust Targeted Deposit to the Interest
    Funding Account and net settlement of any U.S. dollar-denominated swap.
(3) For Notes denominated in US dollars this column represents the Note coupon payment to investors on the related Payment Date. For Notes not denominated in U.S. dollars this column represents the currency swap payment to the counterparty on the related Swap Payment Date.
                         CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION

==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending June 25, 2010
==============================================================================

1b. Outstanding Dollar Principal Amount and Investor Interest Payments

  Class/         Outstanding  Investor    Investor        Payment  Monthly  Investor's   Investor's    SWAP  Expected   Legal
  Tranche        Dollar       Interest    Interest        Date(1)  Interest  Current     Interest      Yes/  Principal Maturity
                 Principal     Rate         PMT                    Accrual   Period      PMT On Pmt     No   Payment    Date
                 Amount       Fixed/      Frequency                Period   Interest      Date (2)            Date
                              Floating                               (3)      Rate
-------------- -------------- -------- ------------------ -------- -------- ---------- --------------- ---- ---------- ----------
Class 2001-A7     420,000,000 Floating Feb, May, Aug, Nov       15 15 - 15     0.57088            0.00 No   08/15/2011 08/15/2013
Class 2002-A10  1,000,000,000 Floating Monthly                  17 17 - 19     0.59969      533,057.78 No   12/17/2012 12/17/2014
Class 2002-A4     750,000,000 Floating Monthly                   7 7  - 7      0.60088      375,550.00 No   06/09/2014 06/07/2016
Class 2002-C2     350,000,000 Fixed    Feb, Aug                 15 15 - 15     6.95000            0.00 No   02/15/2012 02/18/2014
Class 2003-A10    500,000,000 Fixed    Jun, Dec                 10 10 - 10     4.75000            0.00 Yes  12/10/2013 12/10/2015
Class 2003-A7     650,000,000 Fixed    Jan, Jul                  7 7  - 7      4.15000   13,487,500.02 Yes  07/07/2015 07/07/2017
Class 2003-C4     300,000,000 Fixed    Jun, Dec                 10 10 - 10     5.00000            0.00 No   06/10/2013 06/10/2015
Class 2004-A7   1,200,000,000 Floating Feb, May, Aug, Nov       24 24 - 26     0.57406            0.00 No   11/25/2011 11/25/2013
Class 2004-A8     750,000,000 Fixed    Jun, Dec                 10 10 - 10     4.90000            0.00 Yes  12/10/2014 12/12/2016
Class 2004-B2     250,000,000 Floating Monthly                   7 7  - 7      0.67088      139,766.67 No   10/07/2011 10/07/2013
Class 2004-C1     225,000,000 Floating Monthly                  15 15 - 15     0.99969      187,441.88 No   07/15/2011 07/15/2013
Class 2005-A2     875,000,000 Fixed    Mar, Sep                 10 10 - 10     4.85000            0.00 Yes  03/10/2015 03/10/2017
Class 2005-A3   1,375,000,000 Floating Monthly                  24 24 - 26     0.41719      509,898.89 No   04/24/2012 04/24/2014
Class 2005-A4     300,000,000 Fixed    Jun, Dec                 20 20 - 20     4.40000            0.00 Yes  06/20/2012 06/20/2014
Class 2005-A5     200,000,000 Fixed    Jun, Dec                 20 20 - 20     4.55000            0.00 Yes  06/22/2015 06/20/2017
Class 2005-A7     750,000,000 Fixed    Apr, Oct                 20 20 - 20     4.75000            0.00 Yes  10/20/2010 10/22/2012
Class 2005-A8     875,000,000 Floating Monthly                  20 21 - 20     0.41750      294,279.51 No   10/22/2012 10/20/2014
Class 2005-A9     500,000,000 Fixed    May, Nov                 20 20 - 20     5.10000            0.00 Yes  11/20/2015 11/20/2017
Class 2005-C1      75,000,000 Fixed    Mar, Sep                 24 24 - 24     5.50000            0.00 No   03/24/2015 03/24/2017
Class 2005-C2     175,000,000 Floating Monthly                  24 24 - 26     0.81719      127,118.44 No   03/24/2015 03/24/2017
Class 2005-C3     375,000,000 Floating Monthly                  15 15 - 15     0.75969      237,403.13 No   07/16/2012 07/15/2014
Class 2005-C6     175,000,000 Floating Monthly                  15 15 - 15     0.67969       99,121.46 No   11/15/2010 11/15/2012
Class 2006-A1     700,000,000 Floating Feb, May, Aug, Nov        7 7  - 7      0.40016            0.00 No   02/07/2013 02/09/2015
Class 2006-A3     750,000,000 Fixed    Mar, Sep                 15 15 - 15     5.30000            0.00 No   03/15/2016 03/15/2018
Class 2006-A4   1,300,000,000 Fixed    May, Nov                 10 10 - 10     5.45000            0.00 No   05/10/2011 05/10/2013
Class 2006-A7   1,000,000,000 Floating Mar, Jun, Sep, Dec       15 15 - 15     0.59706            0.00 Yes  12/15/2016 12/17/2018
Class 2006-A8   1,000,000,000 Floating Apr, Jul, Oct, Jan       15 15 - 15     0.34281      866,547.50 Yes  12/15/2016 12/17/2018
Class 2006-C1     500,000,000 Floating Monthly                  20 21 - 20     0.74750      301,076.39 No   02/20/2013 02/20/2015
Class 2006-C2     200,000,000 Fixed    May, Nov                 15 15 - 15     5.70000            0.00 No   05/16/2011 05/15/2013
Class 2007-A10  1,100,000,000 Floating Monthly                  10 10 - 12     0.80000      782,222.22 No   12/10/2012 12/10/2014
Class 2007-A11  1,200,000,000 Floating Monthly                  10 10 - 12     0.90000      960,000.00 No   01/12/2015 01/10/2017
Class 2007-A3     665,000,000 Fixed    Jun, Dec                 15 15 - 15     6.15000            0.00 Yes  06/15/2037 06/15/2039
Class 2007-A4     225,000,000 Floating Sep, Dec, Mar, Jun       15 15 - 15     0.78706            0.00 No   06/15/2037 06/15/2039
Class 2007-A6               0 Floating Oct, Jan Apr, Jul        12 14 - 12     0.28400      717,888.89 Yes  07/12/2010 07/12/2012
Class 2007-A7   3,250,000,000 Floating Monthly                  20 21 - 20     0.69750    1,826,093.75 No   08/20/2012 08/20/2014
Class 2007-A8   1,750,000,000 Fixed    Mar, Sep                 20 20 - 20     5.65000            0.00 No   09/20/2017 09/20/2019
Class 2007-A9     500,000,000 Floating Monthly                  17 17 - 19     0.82969      368,751.11 No   10/17/2017 10/17/2019
Class 2007-B5     800,000,000 Floating Monthly                   7 7  - 7      0.97088      647,253.33 No   11/07/2012 11/07/2014
Class 2007-B6     200,000,000 Fixed    May, Nov                  8 8  - 8      5.00000            0.00 No   11/08/2010 11/08/2012
Class 2008-A1     900,000,000 Fixed    Feb, Aug                  7 7  - 7      5.35000            0.00 No   02/07/2018 02/07/2020
Class 2008-A2   1,850,000,000 Floating Monthly                  23 23 - 23     1.49719    2,308,167.92 No   01/23/2018 01/23/2020
Class 2008-A5     500,000,000 Fixed    Apr, Oct                 22 22 - 22     4.85000            0.00 No   04/22/2013 04/22/2015
Class 2008-A6   1,150,000,000 Floating Monthly                  20 21 - 20     1.54750    1,433,586.81 No   05/20/2015 05/22/2017
Class 2008-A7     450,000,000 Floating Monthly                  20 21 - 20     1.72250      624,406.25 No   05/21/2018 05/20/2020
Class 2008-C6     500,000,000 Fixed    Jun, Dec                 20 20 - 20     6.30000            0.00 No   06/20/2012 06/20/2014
Class 2009-A1   3,000,000,000 Floating Monthly                  15 15 - 15     2.09969    5,249,225.00 No   03/15/2012 03/17/2014
Class 2009-A2   1,250,000,000 Floating Monthly                  15 15 - 15     1.89969    1,978,843.75 No   05/15/2012 05/15/2014
Class 2009-A3     600,000,000 Fixed    Jun, Dec                 23 23 - 23     2.70000            0.00 No   06/23/2011 06/24/2013
Class 2009-A4     650,000,000 Fixed    Jun, Dec                 23 23 - 23     4.90000            0.00 No   06/23/2014 06/23/2016
Class 2009-A5   1,500,000,000 Fixed    June, December           23 23 - 23     2.25000            0.00 No   12/24/2012 12/23/2014
Total          39,560,000,000                                                            34,055,200.70
---------------------------------------------------------------------------------------------------------------------------------
(1) If the Payment Date is not a Business Day, then the Payment Date will be the succeeding Business Day.
(2) The record date for payment of the notes is the last day of the month before the related payment date.
(3) For a newly issued class of notes, interest begins to accrue on the issuance date of that class.

2a. Principal Payments and Deposits to Principal Funding Sub-Accounts for all Deals except 2001-A3 (Dakota)

  Class/Tranche   Targeted        Actual          Cumulative      Principal       Principal
                  Principal       Principal       Shortfall in    Funding         Payment On
                  Monthly         Monthly         Principal       Sub-Account     Payment Date
                  Deposit         Deposit         Funding         Balance
                                                  Sub-Account
--------------- --------------- --------------- --------------- --------------- ---------------
Class 2007-A6     1,000,000,000   1,000,000,000               0               0   1,000,000,000
Total             1,000,000,000   1,000,000,000               0               0   1,000,000,000

2b. Principal Payments and Deposits to Principal Funding Sub-Accounts for 2001-A3 (Dakota) only

  Class/Tranche   Targeted        Actual          Cumulative      Principal       Principal
                  Principal       Principal       Shortfall in    Funding         Payment On
                  Monthly         Monthly         Principal       Sub-Account     Payment Date
                  Deposit         Deposit         Funding         Balance
                                                  Sub-Account
--------------- --------------- --------------- --------------- --------------- ---------------
Nothing to report for this period.

                                      Page 6

                         CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION

==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending June 25, 2010
==============================================================================

3a. Funding the Class 'C' Reserve Sub-Accounts
    1) 3 Month Average Surplus Finance Charge Collections for purposes
       of Funding the Class C Reserve Sub-Accounts                                      5.26%

    2) Is the 3 Month Average Surplus Finance Charge Collections for
       purposes of Funding the Class C Reserve Sub-Accounts less than or equal
       to 4.50%                                                                           No

3b. Deposits to and Withdrawals from Class C Reserve Sub-Accounts
---------------------------------------------------------------------------------------------------------------

  Class/Tranche   Targeted        Class C           Actual          Withdrawals     Class C      Cumulative
                  Deposit to      Reserve           Deposit to      from Class C    Reserve      Shortfall in
                  Class C         Sub-Account       Class C         Reserve         Sub-Account  Class C
                  Reserve         Ending            Reserve         Sub-Account     Ending       Reserve
                  Sub-Account     Balance as of     Sub-Account                     Balance      Sub-Account
                                  Prior Due Period
---------------   ------------    ----------------  -------------   ------------    ------------ --------------
Nothing to report for this period.

                                      Page 7

                         CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION

==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending June 25, 2010
==============================================================================

3c. Actual Deposits by Source to Class C Reserve Sub-Accounts
--------------------------------------------------------------------------------------------------

  Class/Tranche   Surplus        Withdrawals          Total          Required            Total
                  Finance        Treated as Finance   Finance        Funding resulting   Actual
                  Charge         Charge Collections   Charge         From New            Deposits
                  Collections                         Collections    Issuance of Notes
---------------   -----------    ------------------   -----------    -----------------   ---------
Nothing to report for this period.

                                      Page 8

                         CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION

==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending June 25, 2010
==============================================================================

3d. Withdrawals from Class C Reserve Sub-Accounts
--------------------------------------------------------------------------------------

  Class/Tranche   Release of Funds   Release of funds in
                  In excess of       Class C Reserve                      Total
                  Targeted           Sub-Account                          Actual
                  Amount             Due to Maturity       Utilization    Withdrawals
---------------   ----------------   -------------------   -----------    ------------
Nothing to report for this period.

4. Maximum Enhancement Amount Available to Class A Notes; Class A Usage of
   Class B and Class C Subordinated Amounts

 Class/Tranche   Maximum         Maximum     Class A      Class A       Cumulative      Cumulative
                 Enhancement     Enhancement Usage of     Usage of      Class A         Class A
                 Amount          Amount      Class B      Class C       Usage of        Usage of
                 Available       Available   Subordinated Subordinated  Class B         Class C
                 from Class      from Class  Amount for   Amount for    Subordinated    Subordinated
                 B Notes         C Notes     this Due     this Due      Amount          Amount
                                             Period       Period
--------------- ------------- ------------- ------------- ------------- ------------- --------------
Class 2001-A3               0   231,767,500
Class 2001-A4      66,335,515    88,447,316
Class 2001-A7      25,128,222    33,504,282
Class 2002-A10     59,829,100    79,772,100
Class 2002-A4      44,871,825    59,829,075
Class 2003-A10     29,914,550    39,886,050
Class 2003-A7      38,888,915    51,851,865
Class 2004-A2      88,547,068   118,062,708
Class 2004-A6      23,603,085    31,470,767
Class 2004-A7      71,794,920    95,726,520
Class 2004-A8      44,871,825    59,829,075
Class 2005-A1      20,257,017    27,009,345
Class 2005-A2      52,350,463    69,800,588
Class 2005-A3      82,265,013   109,686,638
Class 2005-A4      17,948,730    23,931,630
Class 2005-A5      11,965,820    15,954,420
Class 2005-A7      44,871,825    59,829,075
Class 2005-A8      52,350,463    69,800,588
Class 2005-A9      29,914,550    39,886,050
Class 2006-A1      41,880,370    55,840,470
Class 2006-A3      44,871,825    59,829,075
Class 2006-A4      77,777,830   103,703,730
Class 2006-A7      59,829,100    79,772,100
Class 2006-A8      59,829,100    79,772,100
Class 2007-A10     65,812,010    87,749,310
Class 2007-A11     71,794,920    95,726,520
Class 2007-A3      39,786,352    53,048,447
Class 2007-A4      13,461,548    17,948,723
Class 2007-A6      59,829,100    79,772,100
Class 2007-A7     194,444,575   259,259,325
Class 2007-A8     104,700,925   139,601,175
Class 2007-A9      29,914,550    39,886,050
Class 2008-A1      53,846,190    71,794,890
Class 2008-A2     110,683,835   147,578,385
Class 2008-A5      29,914,550    39,886,050
Class 2008-A6      68,803,465    91,737,915
Class 2008-A7      26,923,095    35,897,445
Class 2009-A1     179,487,300   239,316,300
Class 2009-A2      74,786,375    99,715,125
Class 2009-A3      35,897,460    47,863,260
Class 2009-A4      38,888,915    51,851,865
Class 2009-A5      89,743,650   119,658,150
Total           2,378,615,943 3,403,254,099

                                      Page 9

                         CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION

==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending June 25, 2010
==============================================================================

5. Maximum Enhancement Amount Available to Class B Notes; Class B Usage of
   Class C Subordinated Amounts

  Class/Tranche   Maximum Enhancement      Class B Usage of         Cumulative Class B
                  Amount Available from    Class C Subordinated     Usage of Class C
                  Class C Notes            Amount for this Due      Subordinated Amount
                                           Period
--------------- ------------------------ ------------------------ ------------------------
Class 2004-B2               333,333,325
Class 2007-B5             1,066,666,640
Class 2007-B6               266,666,660
Class 2009-B1               933,333,310
Class 2009-B2               246,666,661
Class 2010-B3               683,999,983
Total                     3,530,666,578

6. Reductions of and Reimbursements to Nominal Liquidation Amount

  Class/Tranche   Reduction       Reduction        Cumulative       Cumulative       Reimbursements
                  Resulting from  Resulting from   Reduction        Reduction        of prior
                  an Allocation   from a           Resulting from   Resulting from   reductions of
                  of Investor     Reallocation     an Allocation    an Reallocation  Nominal
                  Charge-offs     of Principal     of Investor      of Principal     Liquidation
                  for this Due    Collections      Charge-offs      Collections to   Amount for
                  Period          to pay           (net of          pay interest on  this Due
                                  interest on      Reimbursements)  senior classes   Period
                                  senior                            of Notes (net of
                                  classes of                        Reimbursements)
                                  Notes for
                                  this Due
                                  Period
--------------- ---------------- ---------------- ---------------- ---------------- ----------------
Nothing to report for this period.

7. Excess Spread/Early Redemption Event Trigger
   1) 3 Month Average Surplus Finance Charge Collections                             5.68%

   2) Is the 3 Month Average Surplus Finance Charge Collections
      greater than 0.00%                                                              Yes

                                      Page 10

   IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Report this 15 day of July, 2010.

                                CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION,
                                As Managing Beneficiary of Citibank Credit
                                   Card Issuance Trust
                                   and
                                As Servicer of Citibank Credit Card
                                   Master Trust I

                                By:    /s/   Andrew Lubliner
                                    ____________________________________
                                     Name:   Andrew Lubliner
                                     Title:  Authorized Representative

                                      Page 11